SHARE-BASED COMPENSATION - Schedule of Weighted Average Grant Date Fair Value and Total Intrinsic Value of Options Exercised (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Weighted-average per share grant date fair value of stock options granted	$ 1.03	$ 1.21
Intrinsic value of stock options exercised, using market price at exercise date	$ 3	$ 0